/Securities and Exchange Commission
Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending ,  April 30, 2000

MFS Intermediate Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
4/7/00       Shares of        50,000          6.25             7.19    Paine
             Beneficial                                                Webber
             Interest

4/10/00      Shares of        8,800           6.25             7.20    Paine
             Beneficial                                                Webber
             Interest

4/10/00      Shares of        361,200         6.3125           7.20    Paine
             Beneficial                                                Webber
             Interest

4/17/00      Shares of        106,100         6.25             7.14    Paine
             Beneficial                                                Webber
             Interest

4/18/00      Shares of        35,100          6.25             7.13    Paine
             Beneficial                                                Webber
             Interest

4/19/00      Shares of        113,200         6.3125           7.13    Paine
             Beneficial                                                Webber
             Interest

4/20/00      Shares of        35,800          6.375            7.13    Paine
             Beneficial                                                Webber
             Interest

4/24/00      Shares of        50,000          6.375            7.13    Paine
             Beneficial                                                Webber
             Interest

4/28/00      Shares of        100,000         6.3125           7.05    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased:  860,200
Remarks: None.

MFS Intermediate Income Trust

by:  W. Thomas London

         W. Thomas London

                                    Treasurer